Vanguard® Wellington U.S. Value Active ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (9.3%)
	Alphabet Inc. Class A	6,426	2,011
	T-Mobile US Inc.	5,045	1,024
	Walt Disney Co.	5,828	663
*	Live Nation Entertainment Inc.	1,339	191
			3,889
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	5,729	1,322
	Dick's Sporting Goods Inc.	2,745	543
*	Airbnb Inc. Class A	3,751	509
	NIKE Inc. Class B	6,900	440
	Hyatt Hotels Corp. Class A	2,612	419
*	Flutter Entertainment plc	1,450	312
			3,545
Consumer Staples (6.0%)
	Tyson Foods Inc. Class A	9,446	554
	Unilever plc ADR	7,979	522
	Kroger Co.	7,168	448
	Archer-Daniels-Midland Co.	6,900	397
	Keurig Dr Pepper Inc.	12,729	356
	Constellation Brands Inc. Class A	1,674	231
			2,508
Energy (6.7%)
	SLB Ltd.	20,367	782
	Valero Energy Corp.	3,818	622
	ConocoPhillips	6,029	564
	Exxon Mobil Corp.	3,818	459
	Canadian Natural Resources Ltd.	11,724	397
			2,824
Financials (17.9%)
	Chubb Ltd.	2,880	899
	Raymond James Financial Inc.	5,091	818
	Morgan Stanley	4,287	761
	KKR & Co. Inc.	5,779	737
	M&T Bank Corp.	3,148	634
	Wells Fargo & Co.	6,015	561
	Ally Financial Inc.	12,059	546
	TPG Inc.	8,173	522
	Tradeweb Markets Inc. Class A	4,188	450
	KeyCorp	18,960	391
	Everest Group Ltd.	1,071	363
	MetLife Inc.	4,086	323
	Willis Towers Watson plc	869	286
	Voya Financial Inc.	3,014	224
			7,515
Health Care (15.2%)
	Merck & Co. Inc.	8,419	886
	AstraZeneca plc ADR	6,565	603
	UnitedHealth Group Inc.	1,741	575
*	Cooper Cos. Inc.	6,871	563
	Agilent Technologies Inc.	3,483	474
*	Charles River Laboratories International Inc.	2,277	454
	Haleon plc ADR	44,889	454
	Becton Dickinson & Co.	2,210	429
	Sanofi SA ADR	8,843	429
*	ICON plc	2,210	403
	Cardinal Health Inc.	1,943	399
*	Neurocrine Biosciences Inc.	2,277	323
*	Dexcom Inc.	3,483	231

		Shares	Market Value ($000)
*	Centene Corp.	3,483	143
			6,366
Industrials (12.1%)
	Dover Corp.	3,483	680
	Deere & Co.	1,424	663
	Emerson Electric Co.	4,890	649
	TransUnion	6,029	517
	PACCAR Inc.	4,511	494
*	CACI International Inc. Class A	802	427
	General Dynamics Corp.	1,205	406
	Techtronic Industries Co. Ltd. ADR	6,096	351
	Knight-Swift Transportation Holdings Inc.	6,565	343
*	Builders FirstSource Inc.	2,210	227
	Booz Allen Hamilton Holding Corp.	2,277	192
	Airbus SE ADR	2,344	136
			5,085
Information Technology (8.7%)
	ASML Holding NV GDR (Registered)	668	715
	Accenture plc Class A	2,277	611
	NXP Semiconductors NV	2,411	523
	Microsoft Corp.	1,039	502
*	Dynatrace Inc.	10,920	473
*	Synopsys Inc.	668	314
*	Advanced Micro Devices Inc.	1,198	257
*	Nutanix Inc. Class A	3,885	201
	Broadcom Inc.	199	69
			3,665
Materials (6.1%)
	Freeport-McMoRan Inc.	15,744	800
*	James Hardie Industries plc	27,603	573
	Reliance Inc.	1,875	542
	Nutrien Ltd.	5,227	322
	PPG Industries Inc.	3,055	313
			2,550
Real Estate (4.2%)
	Prologis Inc.	4,823	616
	Equinix Inc.	735	563
	UDR Inc.	8,977	329
	AvalonBay Communities Inc.	1,406	255
			1,763
Utilities (3.3%)
	Sempra	7,034	621
	Exelon Corp.	9,044	394
	Eversource Energy	5,359	361
			1,376
Total Common Stocks (Cost $40,143)			41,086
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $784)	7,834	784
Total Investments (99.9%) (Cost $40,927)			41,870
Other Assets and Liabilities—Net (0.1%)			56
Net Assets (100%)			41,926
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.